Share-Based Incentive Compensation (tables)	12 Months Ended
Dec. 31, 2013
Share-Based Incentive Compensation disclosure
Assumptions used in estimating fair value of options on grant date [Table Text Block]

2013	Original Grants
Expected term of stock options	6 years
Expected volatility of the Company's stock	28.7% - 28.8%
Weighted average volatility	28.8%
Expected annual dividend per share	$1.84
Risk-free rate	1.11% - 1.14%

2012	Original Grants	Reload Grants
Expected term of stock options	6 years	1 year
Expected volatility of the Company's stock	28.5% - 28.6%	22.9% - 23.5%
Weighted average volatility	28.6%	23.4%
Expected annual dividend per share	$1.64 - $1.84	$1.64 - $1.84
Risk-free rate	1.02% - 1.17%	0.10% - 0.17%

2011	Original Grants	Reload Grants
Expected term of stock options	6 years	1 year
Expected volatility of the Company's stock	28.0% - 28.6%	15.7% - 17.6%
Weighted average volatility	28.2%	15.9%
Expected annual dividend per share	$1.44 - $1.64	$1.44 - $1.64
Risk-free rate	1.19% - 2.62%	0.10% - 0.29%

Summary of stock option activity under the Company's 2004 Incentive Plan and legacy share-based incentive compensation plans [Table Text Block]

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Outstanding, beginning of year	12,596,208	$50.58
Original grants	1,862,670	78.65
Exercised	(3,320,511)	45.72
Forfeited or expired	(67,111)	63.13

Outstanding, end of year	11,071,256	$56.68	6.3 Years	$375

Vested at end of year(1)	7,796,550	$53.40	5.6 Years	$290

Exercisable at end of year	4,888,957	$47.05	4.1 Years	$213

(1)
Represents awards for which the requisite service has been rendered, including those that are retirement eligible.

Additional information regarding original and reload grants [Table Text Block]

2013	Original Grants
Weighted average grant-date fair value of options granted (per share)	$17.09
Total intrinsic value of options exercised during the year (in millions)	$122

2012	Original Grants	Reload Grants
Weighted average grant-date fair value of options granted (per share)	$12.08	$4.49
Total intrinsic value of options exercised during the year (in millions)	$102	$5

2011	Original Grants	Reload Grants
Weighted average grant-date fair value of options granted (per share)	$12.94	$3.19
Total intrinsic value of options exercised during the year (in millions)	$76	$11

Summary of restricted stock units, deferred stock units and performance share activity [Table Text Block]

	Restricted and Deferred Stock Units			Performance Shares
Other Equity Instruments	Number		Weighted Average Grant-Date Fair Value	Number		Weighted Average Grant-Date Fair Value
Outstanding, beginning of year	2,196,382		$56.17	1,438,221		$58.22
Granted	763,358		79.00	604,057		77.29
Vested	(962,737	)(1)	56.92	(811,184	)(2)	57.91
Forfeited	(67,103)		67.30	(37,793)		65.60
Performance-based adjustment	—		—	211,053	(3)	66.16

Outstanding, end of year	1,929,900		$64.43	1,404,354		$68.29

(1)
Represents awards for which the requisite service has been rendered.

(2)
Reflects the number of performance shares attributable to the performance goals attained over the completed performance period (three years) and for which service conditions have been met.

(3)
Represents the current year change in estimated performance shares to reflect the attainment of performance goals for the awards that were granted in each of the years 2010 through 2013.